BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Net loss per Ordinary share attributable to the Company's shareholders:
Schedule of Calculated Earnings per Share
The following table sets forth the computation of basic and diluted net earnings (loss) per share:

	Year ended December 31,
	2014	2015	2016

Net loss used for the computation of diluted net loss per share	$(5,479)	$(8,295)	$(6,610)

Weighted average Ordinary shares outstanding	16,071,608	17,870,588	17,925,684

Effect of dilutive securities:

Employees stock options	*) -	*) -	*) -
Warrants	*) -	*) -	*) -

	-	-	-

Diluted weighted average Ordinary shares outstanding	16,071,608	17,870,588	17,925,684

Basic loss per Ordinary share	$(0.34)	$(0.46)	$(0.37)

Diluted loss per Ordinary share	$(0.34)	$(0.46)	$(0.37)

*) Anti-dilutive.